Principal Components of Deferred Income Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets
Write-down of inventory value	$ 110	$ 64
Allowance for doubtful accounts	356	127
Accrued expenses	604	471
Accrued bonus	439	476
Deferred revenue-current	176	394
Deferred cost-current	3	(44)
Warranty	37	35
Valuation allowance	(222)	(171)
Current deferred tax assets subtotal	1,503	1,352
Non-current deferred tax assets
Deferred revenue-non-current	172	120
Government subsidies	616	271
Deferred cost-non-current	(14)	(56)
Tax loss carry-forward deferred tax assets	4,675	3,161
Valuation allowance	(4,765)	(3,161)
Non-current deferred tax assets subtotal	797	455
Non-current deferred tax liabilities
Non-current deferred tax liabilities Accrued withholding tax	(4,812)
Non-current deferred tax liabilities subtotal	(4,812)
Amortization
Non-current deferred tax assets
Intangible assets	65	73
Impairments
Non-current deferred tax assets
Intangible assets	$ 48	$ 47